Deferred compensation plans - Activity Relating to SAR Plan A (Detail) - SAR Plan A [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Outstanding
Outstanding (number of shares), Outstanding, Beginning	15,959,500
Outstanding (number of shares), Granted	2,728,500
Outstanding (number of shares), Exercised	(1,073,200)
Outstanding (number of shares), Forfeited	(59,400)
Outstanding (number of shares), Expired	(1,906,000)
Outstanding (number of shares), Outstanding, Ending	15,649,400	15,959,500
Outstanding (number of shares), Exercisable, Ending	10,223,600
Weighted-average exercise price
Weighted-average exercise price, Outstanding, Beginning	¥ 791
Weighted-average exercise price, Granted	747
Weighted-average exercise price, Exercised	328
Weighted-average exercise price, Forfeited	883
Weighted-average exercise price, Expired	1,874
Weighted-average exercise price, Outstanding, Ending	683	¥ 791
Weighted-average exercise price, Exercisable, Ending	¥ 624
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	3 years 10 months	3 years 10 months
Weighted-average remaining life until expiry (years), Exercisable	2 years 6 months